SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) ¥ in Thousands	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)
Distoken Acquisition Corporation [Member]
Property, Plant and Equipment [Line Items]
Cash	$ 10,598					$ 10,598		$ 96,486
Cash equivalents								0		0
Assets held in trust account										0
Income tax payable	774,337					774,337		630,367
Income tax expense benefit	33,448	$ 121,601				33,448	$ 354,635	$ 434,911
Warrants outstanding | shares								7,617,500					7,617,500
Dilutive securities | shares								0	0	0	0
FDIC insured coverage amount								$ 250,000
Ordinary shares subject to possible redemption	42,531,312					42,531,312		40,760,613
Amount in the Trust Account	774,337					774,337
Distoken Acquisition Corporation [Member] | Chinese Income Tax Resident [Member]
Property, Plant and Equipment [Line Items]
Income tax expense benefit	$ 37,321	$ 61,474				$ (110,522)	$ (144,044)	195,456		$ 0
Youlife International Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Income tax payable			$ 116,000					54,000				¥ 844	¥ 385	¥ 15,462
Income tax expense benefit			$ 834,000	¥ 6,063	¥ (23,814)			(4,261,000)	¥ (30,256)		¥ 18,551
Foreign currency exchange differences recognized								$ 420,000	¥ 3,000
Convenience rate			7.2672					7.0999				7.2672	7.0999
Youlife International Holdings Inc [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Credit period								30 days	30 days
Youlife International Holdings Inc [Member] | Minimum [Member] | CHINA
Property, Plant and Equipment [Line Items]
Concentration risk, geographic								95%	95%	95%	95%
Youlife International Holdings Inc [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Credit period								90 days	90 days
Youlife International Holdings Inc [Member] | Computer Software, Intangible Asset [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life								3 years					3 years
Youlife International Holdings Inc [Member] | Computer Software, Intangible Asset [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life								10 years					10 years
Youlife International Holdings Inc [Member] | Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life								2 years					2 years
Youlife International Holdings Inc [Member] | Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life								10 years					10 years
Youlife International Holdings Inc [Member] | Trademarks [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life								10 years					10 years